Shareholder Fees {- Fidelity® SAI U.S. Momentum Index Fund}	Sep. 29, 2020 USD ($)
07.31 Fidelity SAI U.S. Momentum Index Fund PRO-07 | Fidelity® SAI U.S. Momentum Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none